SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through July 30, 2026, the date of issuance of the consolidated financial statements.

On April 19, 2026, the Company entered into a Finder’s Services Agreement (the “Finder’s Agreement”) with OCASIA Group Holdings Ltd. (the “Finder”), a company incorporated under the laws of the Republic of the Marshall Islands, and Love & Health Limited (“SPAC”). Pursuant to the Finder’s Agreement, the Finder agreed to assist the SPAC in identifying and facilitating introductions to one or more potential operating businesses suitable for a business combination. If the SPAC consummates a business combination with a target introduced by the Finder, the Company will pay the Finder a success fee equal to 1% of the pre-money valuation of the target at closing if such valuation exceeds $400 million, or an appropriate rate negotiated in good faith if the valuation is below $400 million. In addition, within 30 days of execution of the Finder’s Agreement, the Company agreed to pay the Finder an upfront cash payment of $1,200,000, to be credited against any success fee ultimately payable. The remaining balance of any success fee is payable at closing of the business combination, at the Finder’s election, in restricted stock units issued under the Company’s 2024 global equity incentive plan, cash, or another form mutually agreed upon in writing.

On May 4, 2026, WTF Asia Holding Limited (“WTF Asia”), a wholly owned subsidiary of the Company, is incorporated in the BVI with limited liability and the principal business is investment holding.

On May 18, 2026, WTF Asia acquired 42.4% equity interest of CTFEX Holding Pte. Limited (“CTFEX”), a limited liability company incorporated in Singapore, for a consideration of SGD500,000. CTFEX is a Singapore-based technology and structuring platform focused on the digital representation of fund interests, data architecture research, and compliance-oriented transfer frameworks.

Except for the matters mentioned above and those disclosed elsewhere in the consolidated financial statements, no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.